COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
COMBINED AND CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for credit loss | ¥	¥ 2,056		¥ 3,765
Amounts due from related parties, allowance for credit loss | ¥	35,468		4,271
Prepayments and other current assets, allowance for credit loss | ¥	¥ 8,943		¥ 7,438
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0002		$ 0.0002
Ordinary shares, shares authorized	5,000,000,000		4,734,153,746
Ordinary shares, shares issued	2,552,901,668		2,000,000,000
Ordinary shares, shares outstanding	2,541,971,138		2,000,000,000
Convertible preferred shares, par value (in dollars per share) | $ / shares		$ 0.0002		$ 0.0002
Convertible preferred shares, shares authorized	0		265,846,254
Convertible preferred shares, shares issued	0		265,846,254
Convertible preferred shares, shares outstanding	0		265,846,254
Treasury stock	10,930,530		0